Investment - Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 124,132	$ 19,024	¥ 107,654
Available-for-sale debt investments, fair value	2,865	439	5,637
Short-term Investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, cost or amortized cost	123,537		107,287
Held-to-maturity debt investments, gross unrecognized holding gains	595		367
Held-to-maturity debt investments, fair value	124,132	19,024	107,654
Available-for-sale debt investments, cost or amortized cost	2,862		5,440
Available-for-sale debt investments, gross unrealized gains	3		197
Available-for-sale debt investments, fair value	2,865	439	5,637
Long-term investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	9,754	1,495	491
Available-for-sale debt investments, fair value	2,607	400	3,970
Equity investments at fair value with readily determinable fair value, fair value	12,978	1,989	11,334
Investments accounted for at fair value, fair value	2,238	343	1,819
Long-term investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, cost or amortized cost	2,804		3,913
Available-for-sale debt investments, gross unrecognized holding gains	0
Available-for-sale debt investments, gross unrecognized holding losses	0
Available-for-sale debt investments, gross unrealized gains	166		138
Available-for-sale debt investments, gross unrealized losses	(363)		(81)
Available-for-sale debt investments, fair value	2,607	400	3,970
Investments accounted for at fair value, cost or amortized cost	1,580		1,309
Investments accounted for at fair value, gross unrecognized holding gains	0
Investments accounted for at fair value, gross unrecognized holding losses	0
Investments accounted for at fair value, gross unrealized Losses	(227)		(87)
Investments accounted for at fair value, gross unrealized gains	885		597
Investments accounted for at fair value, fair value	2,238	343	1,819
Long-term investments | Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	8,419		11,769
Equity investments at fair value with readily determinable fair value, gross unrecognized holding gains	0
Equity investments at fair value with readily determinable fair value, gross unrecognized holding losses	0
Equity investments at fair value with readily determinable fair value, gross unrealized gains	7,342		2,195
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(2,783)		(2,630)
Equity investments at fair value with readily determinable fair value, fair value	¥ 12,978	$ 1,989	¥ 11,334